Cash Flow Reconciliations - Reconciliation of lease liabilities arising from financing activities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lease expense (Note 4)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	$ 56
Total	56
Payments for interest
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(54)
Total	(54)
Payments for lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(491)
Non-cash items	(18)
Total	(509)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	1,393
Cash flows	(545)
Non-cash items	38
Liabilities/(assets) arising from financing activities at end of period	$ 886